Discontinued Operations	3 Months Ended
Dec. 31, 2024
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 5 – DISCONTINUED OPERATIONS

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

Disposition of a Subsidiary: On November 8, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) with a shareholder of the Company and a subsidiary of the Company to sell the subsidiary to the shareholder or his nominee subject to the Company obtaining shareholder approval. As required by the Settlement Agreement, a Share Purchase Agreement was entered into between the same parties dated December 23, 2024 providing that the Company, subject to it obtaining shareholder approval, will sell the subsidiary to the officer of the Company in consideration of GBP 1,000 (approximately $1,255 at December 31, 2024).

The subsidiary comprises our financial services operating segment. As a result of the planned disposition of the subsidiary, the financial services operating segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the financial services operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Settlement Agreement on November 8, 2024.

General Support Services Reporting Segment: In connection with a securities and purchase agreement and call option the Company entered into on December 15, 2024 to acquire a business (see Note 15) and the disposition of a subsidiary, the Company’s business will be focused on the defense sector. As of December 15, 2024, the Company determined that it would cease operations of its General Support Services operating segment. As a result, the general support services operating segment meets the discontinued operations criteria of ASC 205-20. Accordingly, the historical results of operations of the financial services operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to December 15, 2024.

Summary Reconciliation of Discontinued Operations

The following table presents the results of operations of the Company classified as discontinued operations for the periods presented:

	Three months ended December 31,	For the Years Ended September 30,
	2024	2024	2023
REVENUES
Revenue - general support services - related party	$—	$4,800,000	$19,200,000
Revenue - financial services	403,558	1,113,461	2,097,642
Total revenues	403,558	5,913,461	21,297,642

COSTS OF REVENUES
Cost of revenue - general support services - related party	—	4,650,000	18,775,000
Cost of revenue - financial services	42,944	264,945	2,865,783
Total costs of revenues	42,944	4,914,945	21,640,783

GROSS PROFIT (LOSS)
Gross profit - general support services - related party	—	150,000	425,000
Gross profit (loss) - financial services	360,614	848,516	(768,141)
Total gross profit (loss)	360,614	998,516	(343,141)

OPERATING EXPENSES:
Advertising	91	44,488	15,243
Professional fees	187,006	747,252	857,364
Compensation and related benefits	159,240	825,315	702,625
Amortization of intangible assets	3,370	13,813	8,549
Bad debt expense – related parties	—	6,141,000	650,285
Other general and administrative	75,534	300,071	226,262
Impairment loss	—	—
Total operating expenses	425,241	8,071,939	2,460,328

LOSS FROM OPERATIONS	(64,627)	(7,073,423)	(2,803,469)

OTHER (EXPENSE) INCOME:
Interest expense - related parties	(82,186)	(162,621)	(1,213)
Loss on extinguishment of vendor obligations	—	—
Gain on extinguishment of vendor obligations	—	—
Gain on termination of GSS GSA – related party	—	6,082,962
Gain on extinguishment of due to affiliates	—	—
Other (expense) income	(11,162)	12,161	36,568
Total other (expense) income, net	(93,348)	5,932,502	35,355
NET LOSS	$(157,975)	$(1,140,921)	$(2,768,114)

The following tables presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of the periods presented:

	December 31,	September 30,	September 30,
	2024	2024	2023
Cash	$148,679	$3,305	$11,470
Customer custodial funds	811,265	31,781	672,500
Customer digital currency assets	22,930	615,362	—
Due from affiliates	50,768	35,046	2,039,274
Notes receivable, related parties, net	—	—	162,820
Other classes of current assets that are not major	55,410	35,756	26,644
Total current assets	1,089,052	721,250	2,912,708
Other classes of non-current assets that are not major	14,887	19,290	33,000
Total assets	$1,103,939	$740,540	$2,945,708

	December 31,	September 30,	September 30,
	2024	2024	2023
Accounts payable	$504,249	$448,307	$138,666
Customer custodial cash liabilities	972,941	827,589	1,443,011
Customer digital currency liabilities	10,514	23,605	—
Due to affiliates	479,608	537,053	5,552,931
Loan payable, related parties, current	682,875	720,515	—
Interest payable, related parties, current	203,755	169,052	—
Accrued expenses and other current liabilities	308,567	357,835	208,228
Total current liabilities	3,162,509	3,083,956	7,342,836
Loan payable – related parties, net of current portion	17,368	26,362	150,619
Interest payable – related parties, net of current portion	—	2,474	1,208
Total liabilities	$3,179,877	$3,112,792	$7,494,663

The above tables exclude intercompany payables that are eliminated within our consolidated balance sheets.